Annual Operating Expenses {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-17 - Consumer Staples Portfolio	Apr. 29, 2022
Fidelity Advisor Consumer Staples Fund: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity Advisor Consumer Staples Fund: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.28%
Fidelity Advisor Consumer Staples Fund: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual operating expenses	1.77%
Fidelity Advisor Consumer Staples Fund: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%
Fidelity Advisor Consumer Staples Fund: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.61%